Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			198 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
New benefits accrued				$ 0
Pension benefits qualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 7,476	$ 8,126
Service cost	34	29	$ 25
Interest cost	390	387	403
Plan participants’ contributions	0	0
Actuarial loss (gain)	159	(379)
Benefits paid	(702)	(679)
Settlements, Curtailments, and Amendments	1	(3)
Foreign exchange impact	(5)	(5)
Benefit obligation at end of period	7,353	7,476	8,126	7,353
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	8,136	8,634
Actual return on plan assets	668	167
Employer contribution	18	16
Plan participants’ contributions	0	0
Benefits paid	(702)	(679)
Foreign exchange impact	(1)	(2)
Fair value of plan assets at end of period	8,119	8,136	8,634	8,119
Funded status at end of period	766	660		766
Amounts recognized on the consolidated balance sheet at end of period, Assets	874	751		874
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(108)	(91)		(108)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	0	0	0
Pension benefits qualified [Member] | Cash balance plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	0
Employee Benefits and Other Expenses Textual [Abstract]
Expected future employer contributions, next fiscal year	0			0
Settlement loss	0	0
Pension benefits nonqualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	325	375
Service cost	0	0	0
Interest cost	15	17	18
Plan participants’ contributions	0	0
Actuarial loss (gain)	18	(27)
Benefits paid	(40)	(40)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of period	318	325	375	318
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contribution	40	40
Plan participants’ contributions	0	0
Benefits paid	(40)	(40)
Foreign exchange impact	0	0
Fair value of plan assets at end of period	0	0	0	0
Funded status at end of period	(318)	(325)		(318)
Amounts recognized on the consolidated balance sheet at end of period, Assets	0	0		0
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(318)	(325)		(318)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	1	0	0
Other benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	269	287
Service cost	0	0	0
Interest cost	13	13	15
Plan participants’ contributions	37	33
Actuarial loss (gain)	(10)	(1)
Benefits paid	(72)	(66)
Settlements, Curtailments, and Amendments	21	4
Foreign exchange impact	0	(1)
Benefit obligation at end of period	258	269	287	258
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	496	497
Actual return on plan assets	40	26
Employer contribution	6	6
Plan participants’ contributions	37	33
Benefits paid	(72)	(66)
Foreign exchange impact	0	0
Fair value of plan assets at end of period	507	496	497	507
Funded status at end of period	249	227		249
Amounts recognized on the consolidated balance sheet at end of period, Assets	261	240		261
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(12)	(13)		$ (12)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	$ 0	$ 0	$ 0